Financial Risk Management and Fair Values - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Amount of current liabilities exceeding current assets	¥ 56,696		¥ (59,615)
Net cash generated from operating activities	2,698	¥ 31,175	15,388	[1]
Net cash used in investing activities	(8,049)	(14,427)	(20,517)	[1]
Net cash generated from/(used in) financing activities	28,945	(21,833)	5,220	[1]
Net increase/(decrease) in cash and cash equivalents	23,594	(5,085)	91	[1]
Approximate maximum amount available of banking facilities with PRC banks and financial institutions for providing bank financing	315,452
Approximate unutilized bank financing	228,188
Trade receivables	2,525	3,152
Credit loss allowance for other trade receivables	¥ 164	13	¥ 3	[2]
Expected Credit Loss [Member]
Disclosure of detailed information about financial instruments [line items]
Measurement Input Of Loss Allowance For Other Receivable Equal To Period	12 months
Other trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Credit loss allowance for other trade receivables	¥ 15	7
Billing and Settlement Plan agents [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	293	984
100 basis points increase in interest rates [member]
Disclosure of detailed information about financial instruments [line items]
Increase/(decrease) on profit after tax and retained profits	315	559
100 basis points decrease in interest rates [member]
Disclosure of detailed information about financial instruments [line items]
Increase/(decrease) on profit after tax and retained profits	315	559
10 percent increase in jet fuel price [Member]
Disclosure of detailed information about financial instruments [line items]
Increase/(decrease) on fuel cost	1,880	4,281
10 percent decrease in jet fuel price [Member]
Disclosure of detailed information about financial instruments [line items]
Increase/(decrease) on fuel cost	¥ (1,880)	¥ (4,281)

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).
[2]	The Group has initially applied IFRS 16 using the modified retrospective approach and adjusted the opening balances at January 1, 2019 to recognize right-of-use assets and lease liabilities relating to leases which were previously classified as operating leases under IAS 17. In the comparative periods in 2018, cash payments under operating leases made by the Group as a lessee of RMB9,920 million were included in operating cash outflows in the consolidated cash flow statements. Under IFRS 16, except for short-term lease payments and payments for leases of low value assets not included in the measurement of lease liabilities, all other rentals paid on leases are now split into capital element and interest element and classified as financing cash outflows and operating cash outflows, respectively. Under the modified retrospective approach, the comparative information is not restated. Further details on the impact of the transition to IFRS 16 are set out in Note 2(b).